Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	$ 713	$ 650
Amortized cost - Bank Deposit Certificates and time deposits	3,574
Amortised cost	50	44
Total	4,337	694
[custom:MarketableSecuritiesCurrent1-0]	2,773	650
Non-current	1,564	44
Brazil [Member]
IfrsStatementLineItems [Line Items]
[custom:MarketableSecuritiesCurrent1-0]	1,747	650
Non-current	1,564	44
Foreign countries [member]
IfrsStatementLineItems [Line Items]
[custom:MarketableSecuritiesCurrent1-0]	1,026
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Total	4,337	694
[custom:MarketableSecuritiesCurrent1-0]	2,773	650
Non-current	1,564	44
Marketable Securities [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	713	650
Amortized cost - Bank Deposit Certificates and time deposits	2,548
Amortised cost	50	44
Total	3,311	$ 694
Marketable Securities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Amortized cost - Bank Deposit Certificates and time deposits	1,026
Total	$ 1,026